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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04933

PFM FUNDS
(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Address of principal executive offices) (Zip code)

PFM Asset Management LLC

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101
(Name and address of agent for service)

Registrant's telephone number, including area code:     (800) 338-3383

Date of fiscal year end:      June 30

Date of reporting period:      Quarter ended 9/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PFM Funds

Prime Series

Schedule of Investments

September 30, 2016

(Unaudited)		Face
		Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (46.32%)
Federal Home Loan Banks Discount Notes
0.37%	10/5/16	$ 17,300,000	$ 17,299,289
0.48%	10/14/16	50,000,000	49,991,387
0.48%	10/18/16	50,000,000	49,988,667
0.30%	11/2/16	200,000,000	199,946,666
0.30%	11/4/16	25,000,000	24,992,846
0.49%	11/8/16	20,000,000	19,989,761
0.26%	11/18/16	100,000,000	99,965,333
0.26%	11/28/16	250,000,000	249,895,278
0.28%	12/12/16	150,000,000	149,916,000
0.38%	12/14/16	70,000,000	69,945,322
0.38%	12/16/16	50,000,000	49,959,889
Federal Home Loan Banks Notes
0.51%	11/2/16	50,000,000	49,998,005
0.52%	1/25/17	50,000,000	49,992,332
0.63%	4/28/17	50,000,000	49,970,478
*0.54%	4/28/17	100,000,000	100,000,000
U.S. Treasury Notes
0.42%	1/3/17	350,000,000	352,446,959
0.45%	2/16/17	100,000,000	99,829,417
0.49%	2/28/17	80,000,000	80,127,588
0.65%	6/30/17	72,000,000	72,055,548
Total U.S. Government and Agency Obligations			1,836,310,765
REPURCHASE AGREEMENTS (53.59%)
BNP Paribas Securities Corp.
0.45%	10/3/16	149,400,000	149,400,000
(Dated 9/30/16, repurchase price $149,405,603, collateralized by U.S. Treasury securities, 1.625% - 2.00%, maturing 2/28/19 - 2/15/25, fair value $152,393,720)

Federal Reserve Bank of New York
0.25%	10/3/16	1,550,000,000	1,550,000,000
(Dated 9/30/16, repurchase price $1,550,032,292, collateralized by U.S. Treasury securities, 1.625% - 3.625%, maturing 2/15/20 - 8/15/22, fair value $1,550,032,383)
Goldman Sachs & Co.
0.32%	10/19/16	350,000,000	350,000,000
(Dated 9/19/16, repurchase price $350,093,333, collateralized by: Fannie Mae securities, 1.689% - 11.00%, maturing 2/1/16 - 9/1/46, fair value $170,309,324; Freddie Mac securities, 2.00% - 11.00%, maturing 10/15/16 - 8/1/46, fair value $107,693,478; and Ginnie Mae securities, 3.50%, maturing 3/20/46, fair value $79,041,625)
Merrill Lynch Pierce Fenner & Smith Inc.
0.47%	10/3/16	75,000,000	75,000,000
(Dated 9/30/16, repurchase price $75,002,938, collateralized by U.S. Treasury securities, 0%, maturing 2/15/18, fair value $76,500,000)
Total Repurchase Agreements			2,124,400,000
TOTAL INVESTMENTS (99.91%)			3,960,710,765
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.09%)**			3,568,093
NET ASSETS (100.00%)			$3,964,278,858

*	Floating or variable rate instrument, rate subject to change. Rate shown is that which was in effect at September 30, 2016.

**	Includes fees payable of $333,721 to PFM Asset Management LLC, the Trust’s investment adviser, administrator and transfer agent. There were no fees payable to the Trust’s Independent Trustees at September 30, 2016.

The accompanying notes are an integral part of these financial statements.

PFM Funds

Government Series

Schedule of Investments

September 30, 2016

(Unaudited)		Face
		Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (86.36%)
Fannie Mae Notes
0.39%	11/14/16	$ 3,575,000	$ 3,575,697
0.37%	11/28/16	12,000,000	12,004,759
Federal Farm Credit Banks Notes
*0.53%	12/19/16	4,000,000	3,999,787
*0.45%	2/1/17	7,000,000	6,998,810
*0.46%	3/30/17	5,000,000	4,997,009
Federal Home Loan Banks Discount Notes
0.40%	10/5/16	5,000,000	4,999,778
0.30%	11/2/16	1,000,000	999,733
0.30%	11/4/16	5,600,000	5,598,397
0.49%	11/8/16	5,000,000	4,997,440
0.26%	11/28/16	5,000,000	4,997,906
0.38%	12/14/16	8,000,000	7,993,751
Federal Home Loan Banks Notes
0.50%	10/28/16	5,000,000	4,999,860
*0.58%	11/3/16	3,000,000	3,000,000
0.41%	11/18/16	2,000,000	2,000,574
0.41%	11/23/16	1,005,000	1,005,320
0.40%	12/9/16	7,850,000	7,868,070
0.45%	12/16/16	1,000,000	1,000,093
0.45%	1/11/17	2,000,000	1,999,777
Freddie Mac Notes
0.28%	10/14/16	8,650,000	8,651,855
0.75%	3/9/17	5,000,000	5,000,000
*0.54%	4/20/17	2,600,000	2,599,781
*0.67%	7/21/17	2,000,000	1,999,834
U.S. Treasury Notes
0.21%	10/17/16	10,000,000	10,001,608
0.42%	1/3/17	10,000,000	10,069,996
Total U.S. Government and Agency Obligations			121,359,835
REPURCHASE AGREEMENTS (13.38%)
Goldman Sachs & Co.
0.50%	10/3/16	8,800,000	8,800,000
(Dated 9/30/16, repurchase price $8,800,367, collateralized by Ginnie Mae securities, 4.00%, maturing 10/20/45, fair value $8,976,374)
0.32%	10/19/16	10,000,000	10,000,000
(Dated 9/19/16, repurchase price $10,002,667, collateralized by Ginnie Mae securities, 3.50% - 4.00%, maturing 9/20/41 - 4/20/45, fair value $10,201,270)
Total Repurchase Agreements			18,800,000
TOTAL INVESTMENTS (99.74%)			140,159,835
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.26%)**			367,256
NET ASSETS (100.00%)			$140,527,091

*	Floating or variable rate instrument, rate subject to change. Rate shown is that which was in effect at September 30, 2016.

**	Includes fees payable of $19,434 to PFM Asset Management LLC, the Trust’s investment adviser, administrator and transfer agent. There were no fees payable to the Trust’s Independent Trustees at September 30, 2016.

The accompanying notes are an integral part of these financial statements.

Notes (Unaudited)

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. on December 8, 1986. On September 29, 2008, the Fund converted to a Virginia business trust and was renamed PFM Funds. The Trust is comprised of two separate investment portfolios: Prime Series (previously known as SNAP Fund) and Government Series (previously known as CCRF Federal Portfolio). As noted in Note D, Prime Series was renamed Government Select Series effective October 3, 2016.

Prime Series and Government Series (each a “Fund” and collectively, the “Funds”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. For the quarter ended September 30, 2016, Prime Series invested in short-term, high-quality debt instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. Government Obligations”), by U.S. municipalities and by financial institutions and other U.S. companies, in repurchase agreements secured by U.S. Government Obligations and in shares of money market mutual funds that invest exclusively in instruments in which Prime Series can invest. For the quarter ended September 30, 2016, Government Series invested only in U.S. Government Obligations, repurchase agreements secured by U.S. Government Obligations and shares of money market mutual funds that investment exclusively in U.S. Government Obligations and such repurchase agreements. As noted in Note D, effective October 3, 2016, Prime Series operates as a government money market fund. Also, each of Prime Series and Government Series adopted a policy, effective October 3, 2016, of investing at least 99.5% of its assets in cash, U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) and/or repurchase agreements that are collateralized fully. As discussed further in Note D, in anticipation of the termination of Government Series and significant share redemptions that are likely to occur prior to the termination, Government Series is investing its assets solely in investments that mature prior to the date of its termination and is maintaining a very short average portfolio maturity so as to have a high degree of daily liquidity.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Funds are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.	Securities are stated at fair value, which is determined by using the amortized cost method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of security, premium or discount at the purchase date and time to maturity. It is the Trust’s policy to compare the amortized cost and market value of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to quoted market prices.

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. The rates shown in the Schedules of Investments are the yield-to-maturity at original cost unless otherwise noted. The dates shown in the Schedules of Investments are the actual maturity dates.

3.	Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant’s account by the purchase of additional shares of the respective Fund on the last day of each month. Income, common expenses and realized gains and losses of Prime Series are allocated to the classes of Prime Series based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of Prime Series, such as transfer agent and cash management fees, are allocated to the class of share to which they relate. Common expenses of the Trust, such as legal, board and insurance fees, are allocated to the series of the Trust based on the relation of net assets of each series when incurred.

4.	Each Fund invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The total market value of repurchase agreements held by Prime Series at September 30, 2016 is $2,124,400,000 and they are collateralized by $2,135,970,530 of non-cash collateral. The total market value of repurchase agreements held by Government Series at September 30, 2016 is $18,800,000 and they are collateralized by $19,177,644 of non-cash collateral.

5.	Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At September 30, 2016, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for federal income tax purposes.

6.	The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

C.	FAIR VALUES MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure their fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Funds’ own assumption for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by Prime Series and Government Series are categorized as Level 2. There have been no transfers between levels during the current period.

D.	SUBSEQUENT EVENTS

Effective October 3, 2016, Prime Series changed certain of its investment policies and began operating as a government money market fund. Also, each of Prime Series and Government Series have adopted a policy of investing at least 99.5% of its assets in cash, U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) and/or repurchase agreements that are collateralized fully. These changes allow Prime Series and Government Series to continue to seek to maintain a stable net asset value of $1.00 per share after certain new requirements applicable to money market funds adopted by the Securities and Exchange Commission become effective. In view of Prime Series’ new investment policy, the name of Prime Series was changed to “Government Select Series,” effective October 3, 2016.

On November 15, 2016, the Board of Trustees of the Trust approved the termination of Government Series, effective December 29, 2016 (the “Termination Date”). Shares of Government Series are currently being offered and sold only to persons having Government Series shareholder accounts that were established on or before November 22, 2016. Shareholders may redeem shares of Government Series at their net asset value per share (normally, $1.00) any time before the Termination Date using the procedures set forth in the Prospectus. On the Termination Date, the Trust will make a cash distribution to each shareholder of Government Series in an amount equal to the aggregate net asset value of all shares then held by such shareholder. Upon the making of such distributions, all shares of Government Series then outstanding will be canceled and Government Series will terminate. In anticipation of the termination of Government Series and significant share redemptions that are likely to occur prior to the Termination Date, Government Series is investing its assets solely in investments that mature prior to the Termination Date and is maintaining a very short average portfolio maturity so as to have a high degree of daily liquidity. This will adversely affect the yield of Government Series.

The Funds have evaluated subsequent events prior to the release of the unaudited Schedules of Investment included in this filing. With the except of the changes above, no other events have taken place that meet the definition of a subsequent event that requires disclosure in the Schedules of Investment.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT IS ATTACHED HERETO AS EXHIBIT 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	11/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	11/29/16

By (Signature and Title)*	/s/ Debra J. Goodnight
Debra J. Goodnight, Treasurer

Date	11/29/16

* Print the name and title of each signing officer under his or her signature.